Property and equipment - Schedule of changes in property and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 70,122	$ 903,649	$ 174,644
Ending balance	174,644	832,481	903,649	$ 70,122
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	110,194	1,033,676	235,517	90,004
Additions	133,930	187,478	813,792	20,190
Disposals	(8,607)	(3,800)	(15,633)	0
Ending balance	235,517	1,217,354	1,033,676	110,194
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(40,072)	(130,027)	(60,873)	(20,737)
Depreciation for the year	29,408	257,481	79,628	19,335
Disposals	(8,607)	(2,635)	(10,474)
Ending balance	(60,873)	(384,873)	(130,027)	(40,072)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,832	41,359	26,745
Ending balance	26,745	64,281	41,359	13,832
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	14,073	59,757	32,807	0
Additions	18,734	50,849	30,778	14,073
Disposals	0	(3,800)	(3,828)	0
Ending balance	32,807	106,806	59,757	14,073
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(241)	(18,398)	(6,062)	0
Depreciation for the year	5,821	26,762	13,966	241
Disposals	0	(2,635)	(1,630)
Ending balance	(6,062)	(42,525)	(18,398)	(241)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,034	0	508
Ending balance	508	3,875	0	2,034
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,145	0	8,145	8,145
Additions	0	5,129	0	0
Disposals	0	0	(8,145)	0
Ending balance	8,145	5,129	0	8,145
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(6,111)	0	(7,637)	(3,396)
Depreciation for the year	1,526	1,254	508	2,715
Disposals	0	0	(8,145)
Ending balance	(7,637)	(1,254)	0	(6,111)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	16,638	49,752	59,549
Ending balance	59,549	41,502	49,752	16,638
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	32,781	90,116	81,841	31,873
Additions	49,060	10,817	11,211	908
Disposals	0	0	(2,936)	0
Ending balance	81,841	100,933	90,116	32,781
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(16,143)	(40,364)	(22,292)	(9,587)
Depreciation for the year	6,149	19,067	18,759	6,556
Disposals	0	0	(687)
Ending balance	(22,292)	(59,431)	(40,364)	(16,143)
LRIP equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	0
Additions		77,559	0
Disposals		0	0
Ending balance	0	77,559	0
Moulding equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		49,752
Ending balance		70,557	49,752
Moulding equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	0
Depreciation for the year		7,002	0
Disposals		0	0
Ending balance	0	(7,002)	0
R&D equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	33,229	179,653	32,797
Ending balance	32,797	155,298	179,653	33,229
R&D equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	46,588	217,940	53,634	41,379
Additions	7,046	21,864	165,030	5,209
Disposals	0	0	(724)	0
Ending balance	53,634	239,804	217,940	46,588
R&D equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(13,359)	(38,287)	(20,837)	(5,257)
Depreciation for the year	7,478	46,219	17,462	8,102
Disposals	0	0	(12)
Ending balance	(20,837)	(84,506)	(38,287)	(13,359)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,389	100,703	55,045
Ending balance	55,045	92,588	100,703	4,389
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8,607	117,237	59,090	8,607
Additions	59,090	19,800	58,147	0
Disposals	(8,607)	0	0	0
Ending balance	59,090	137,037	117,237	8,607
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(4,218)	(16,534)	(4,045)	(2,497)
Depreciation for the year	8,434	27,915	12,489	1,721
Disposals	(8,607)	0	0
Ending balance	(4,045)	(44,449)	(16,534)	$ (4,218)
Sales demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		532,182
Ending balance		404,380	532,182
Sales demo equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		548,626	0
Additions		1,460	548,626
Disposals		0	0
Ending balance	0	550,086	548,626
Sales demo equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(16,444)	0
Depreciation for the year		129,262	16,444
Disposals		0	0
Ending balance	$ 0	$ (145,706)	$ (16,444)